Loans - Non-Performing Loans (excluding purchased credit-impaired loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans	$ 3,614,725	$ 4,049,457
Non-accrual
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans	48,463	65,252
Commercial loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans	469,596	608,620
Commercial loans | Non-accrual
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans	585	643
Commercial loans | Overdrafts
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans	25,361	40,733
Commercial loans | Overdrafts | Non-accrual
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans	2	26
Commercial loans | Commercial and industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans	331,823	342,709
Commercial loans | Commercial and industrial | Non-accrual
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans	583	617
Commercial real estate loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans	610,507	678,976
Commercial real estate loans | Non-accrual
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans	5,964	10,260
Commercial real estate loans | Commercial mortgage
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans	581,622	665,369
Commercial real estate loans | Commercial mortgage | Non-accrual
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans	5,964	10,260
Consumer loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans	198,089	227,821
Consumer loans | Non-accrual
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans	1,014	1,403
Consumer loans | Overdrafts
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans	5,582	12,915
Consumer loans | Overdrafts | Non-accrual
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans	17	11
Consumer loans | Automobile financing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans	19,982	19,864
Consumer loans | Automobile financing | Non-accrual
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans	285	98
Consumer loans | Credit card
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans	78,541	78,958
Consumer loans | Credit card | Non-accrual
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans	0	0
Consumer loans | Other consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans	93,984	116,084
Consumer loans | Other consumer | Non-accrual
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans	712	1,294
Residential mortgage loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans	2,336,533	2,534,040
Residential mortgage loans | Non-accrual
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans	40,900	52,946
Nonperforming Financial Instruments
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual	48,463	65,252
Past due more than 90 days and accruing	9,170	14,251
Loans	57,633	79,503
Nonperforming Financial Instruments | Commercial loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual	585	643
Past due more than 90 days and accruing	0	10
Loans	585	653
Nonperforming Financial Instruments | Commercial loans | Overdrafts
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual	2	26
Past due more than 90 days and accruing	0	10
Loans	2	36
Nonperforming Financial Instruments | Commercial loans | Commercial and industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual	583	617
Past due more than 90 days and accruing	0	0
Loans	583	617
Nonperforming Financial Instruments | Commercial real estate loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual
Past due more than 90 days and accruing
Loans
Nonperforming Financial Instruments | Commercial real estate loans | Commercial mortgage
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual	5,964	10,260
Past due more than 90 days and accruing	0	737
Loans	5,964	10,997
Nonperforming Financial Instruments | Consumer loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual	1,014	1,403
Past due more than 90 days and accruing	694	744
Loans	1,708	2,147
Nonperforming Financial Instruments | Consumer loans | Overdrafts
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual	17	11
Past due more than 90 days and accruing	0	527
Loans	17	538
Nonperforming Financial Instruments | Consumer loans | Automobile financing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual	285	98
Past due more than 90 days and accruing	2	0
Loans	287	98
Nonperforming Financial Instruments | Consumer loans | Credit card
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual	0	0
Past due more than 90 days and accruing	392	132
Loans	392	132
Nonperforming Financial Instruments | Consumer loans | Other consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual	712	1,294
Past due more than 90 days and accruing	300	85
Loans	1,012	1,379
Nonperforming Financial Instruments | Residential mortgage loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual	40,900	52,946
Past due more than 90 days and accruing	8,476	12,760
Loans	$ 49,376	$ 65,706